Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial instruments and risk management	Financial instruments and risk management
a) Fair value measurements
In determining the fair value of financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing on each reporting date. Standard market conventions and techniques, such as discounted cash flow analysis are used to determine the fair value of the Company’s financial instruments. All methods of fair value measurement result in a general approximation of fair value and such value may never actually be realized.
The fair values of the Company’s cash, accounts receivable, contract assets, loans to affiliates and joint ventures (included in other assets), acquisition earn-out liability, accounts payable, accrued liabilities and contract liabilities approximate their carrying amounts due to the nature of the instrument or the relatively short periods to maturity for the instruments. The Credit Facility has a carrying value that approximates the fair value due to the floating rate nature of the debt. The promissory notes and mortgages have carrying values that are not materially different than their fair values due to similar instruments bearing similar interest rates.
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
					Note 22
Convertible debentures	Level 1	129,750	135,963	55,000	52,250
Financing obligations	Level 2	47,945	47,010	50,923	49,743
b) Risk management
The Company is exposed to liquidity, market and credit risks associated with its financial instruments. The Company will from time to time use various financial instruments to reduce market risk exposures from changes in foreign currency exchange rates and interest rates. Management performs a risk assessment on a continual basis to help ensure that all significant risks related to the Company and its operations have been reviewed and assessed to reflect changes in market conditions and the Company’s operating activities.
The Company is also exposed to concentration risk through its revenues which is mitigated by the customers being large investment grade organizations. The credit worthiness of new customers is subject to review by management through consideration of the type of customer and the size of the contract. The Company has further mitigated this risk through diversification of its operations. This diversification has primarily come through investments in joint ventures which are accounted for using the equity method. Revenues from these investments are not included in consolidated revenue.
c) Market risk
Market risk is the risk that the future revenue or operating expense related cash flows, the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices such as foreign currency exchange rates and interest rates. The level of market risk to which the Company is exposed at any point in time varies depending on market conditions, expectations of future price or market rate movements and composition of the Company’s financial assets and liabilities held, non-trading physical assets and contract portfolios.
To manage the exposure related to changes in market risk, the Company has used various risk management techniques. Such instruments may be used to establish a fixed price for a commodity, an interest bearing obligation or a cash flow denominated in a foreign currency.
The sensitivities provided below are hypothetical and should not be considered to be predictive of future performance or indicative of earnings on these contracts.
i) Foreign exchange risk
The Company regularly transacts in foreign currencies when purchasing equipment and spare parts as well as certain general and administrative goods and services. These exposures are generally of a short-term nature and the impact of changes in exchange rates has not been significant in the past. The Company may fix its exposure in either the Canadian Dollar or the US Dollar for these short term transactions, if material.
ii) Interest rate risk
The Company is exposed to interest rate risk from the possibility that changes in interest rates will affect future cash flows or the fair values of its financial instruments. Interest expense on borrowings with floating interest rates, including the Company’s Credit Facility, varies as market interest rates change. At December 31, 2021, the Company held $110.0 million of floating rate debt pertaining to its Credit Facility (December 31, 2020 – $220.0
million). As at December 31, 2021, holding all other variables constant, a 100 basis point change to interest rates on the outstanding floating rate debt will result in $1.1 million corresponding change in annual interest expense.
The fair value of financial instruments with fixed interest rates fluctuate with changes in market interest rates. However, these fluctuations do not affect earnings, as the Company’s debt is carried at amortized cost and the carrying value does not change as interest rates change.
The Company manages its interest rate risk exposure by using a mix of fixed and variable rate debt.
d) Credit risk
Credit risk is the risk that financial loss to the Company may be incurred if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company manages the credit risk associated with its cash by holding its funds with what it believes to be reputable financial institutions. The Company is also exposed to credit risk through its accounts receivable and contract assets. Credit risk for trade and other accounts receivables and contract assets are managed through established credit monitoring activities.
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2021	2020
		Note 22
Customer A	38%	45%
Customer B	27%	30%
Customer C	17%	11%
Customer D	10%	10%
The concentration risk is mitigated primarily by the customers being large investment grade organizations. The credit worthiness of new customers is subject to review by management through consideration of the type of customer and the size of the contract. Where the Company generates revenue under its subcontracting arrangement with MNALP, the final end customer is represented in the table above and in the table below.
The following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2021	December 31, 2020
		Note 22
Customer 1	45%	39%
Customer 2	15%	20%
Customer 3	15%	16%
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2021	December 31, 2020
		Note 22
Trade accounts receivable	$51,774	$23,637
Holdbacks	380	64
Accrued trade receivables	12,266	8,415
Contract receivables, included in accounts receivable	$64,420	$32,116
Other receivables	4,367	4,115
Total accounts receivable	$68,787	$36,231
Contract assets	9,759	7,008
Total	$78,546	$43,239
Payment terms are per the negotiated customer contracts and generally range between net 15 days and net 60 days. As at December 31, 2021 and December 31, 2020, trade receivables and holdbacks are aged as follows:

	December 31, 2021	December 31, 2020
		Note 22
Not past due	$31,531	$21,677
Past due 1-30 days	19,209	1,814
Past due 31-60 days	1,250	85
More than 61 days	164	125
Total	$52,154	$23,701
As at December 31, 2021, the Company has recorded an allowance for credit losses of $nil (December 31, 2020 - $nil).